Fair Value Measurements (tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurements disclosure
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities reported at fair value are measured [Table Text Block]

(at June 30, 2014, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,094	$2,077	$17	$—
Obligations of states, municipalities and political subdivisions	35,025	—	35,012	13
Debt securities issued by foreign governments	2,582	—	2,582	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,326	—	2,275	51
All other corporate bonds	22,415	21	22,203	191
Redeemable preferred stock	141	—	132	9
Total fixed maturities	64,583	2,098	62,221	264

Equity securities
Common stock	699	699	—	—
Non-redeemable preferred stock	281	123	158	—
Total equity securities	980	822	158	—

Other investments	55	19	—	36
Total	$65,618	$2,939	$62,379	$300

(at December 31, 2013, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,315	$2,298	$17	$—
Obligations of states, municipalities and political subdivisions	35,562	1	35,538	23
Debt securities issued by foreign governments	2,577	—	2,577	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,424	—	2,415	9
All other corporate bonds	20,940	—	20,726	214
Redeemable preferred stock	138	—	129	9
Total fixed maturities	63,956	2,299	61,402	255

Equity securities
Common stock	610	610	—	—
Non-redeemable preferred stock	333	138	195	—
Total equity securities	943	748	195	—

Other investments	53	19	—	34
Total	$64,952	$3,066	$61,597	$289

Changes in the Level 3 fair value category [Table Text Block]

Three Months Ended June 30, 2014 (in millions)	Fixed Maturities	Other Investments	Total

Balance at March 31, 2014	$267	$37	$304
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains (1)	1	—	1
Reported in increases (decreases) in other comprehensive income	2	(1)	1
Purchases, sales and settlements/maturities:
Purchases	58	—	58
Sales	(1)	—	(1)
Settlements/maturities	(31)	—	(31)
Gross transfers into Level 3	—	—	—
Gross transfers out of Level 3	(32)	—	(32)
Balance at June 30, 2014	$264	$36	$300

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$—	$—

(1)         Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

Six Months Ended June 30, 2014 (in millions)	Fixed Maturities	Other Investments	Total

Balance at December 31, 2013	$255	$34	$289
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains (1)	2	1	3
Reported in increases (decreases) in other comprehensive income	—	—	—
Purchases, sales and settlements/maturities:
Purchases	142	1	143
Sales	(1)	—	(1)
Settlements/maturities	(60)	—	(60)
Gross transfers into Level 3	—	—	—
Gross transfers out of Level 3	(74)	—	(74)
Balance at June 30, 2014	$264	$36	$300

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$—	$—

(1)     Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

Twelve Months Ended December 31, 2013 (in millions)	Fixed Maturities	Other Investments	Total

Balance at December 31, 2012	$230	$54	$284
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains (1)	4	12	16
Reported in increases (decreases) in other comprehensive income	(2)	1	(1)
Purchases, sales and settlements/maturities:
Purchases	180	—	180
Sales	(25)	(33)	(58)
Settlements/maturities	(83)	—	(83)
Gross transfers into Level 3	15	—	15
Gross transfers out of Level 3	(64)	—	(64)
Balance at December 31, 2013	$255	$34	$289

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$—	$—

(1)           Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

Carrying value and fair value of financial instruments disclosed, but not carried, at fair value and the level within the fair value hierarchy at which such financial instruments are measured on a recurring basis [Table Text Block]

(at June 30, 2014, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$3,818	$3,818	$1,290	$2,477	$51

Financial liabilities:
Debt	$6,247	$7,452	$—	$7,452	$—
Commercial paper	$100	$100	$—	$100	$—

(at December 31, 2013, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$3,882	$3,882	$1,608	$2,215	$59

Financial liabilities:
Debt	$6,246	$7,123	$—	$7,123	$—
Commercial paper	$100	$100	$—	$100	$—